Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-sale Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments [Abstract]
Realized gains	$ 11	$ 23	$ 158
Realized losses			(99)
Net realized gains (losses)	11	23	59
Income tax (benefit) on net realized gains (losses)	$ 4	$ 9	$ 23